Schedule of Stock Option Activity (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 24, 2020	Jan. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
2017 Equity Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted				43,333
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted			20,239
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted				44,113	13,333
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			49,333	6,000	6,000
Weighted Average Exercise Price, Outstanding Beginning			$ 10.05	$ 20.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years			7 years 7 months 6 days	8 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted				43,333
Weighted Average Exercise Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Term, Outstanding Ending				7 years 6 months
Weighted Average Remaining Contractual Term, Granted				8 years 6 months
Number of options, forfeited/cancelled
Number of Options, Outstanding Ending				49,333	6,000
Weighted Average Exercise Price, Outstanding Ending				$ 10.05	$ 20.25
Aggregate Intrinsic Value, Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending				$ 10.95	$ 8.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				8 years
Weighted Average Exercise Price, Outstanding Ending				$ 10.05	$ 20.25
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending				49,333	6,000
Weighted Average Exercise Price, Exercisable Ending				$ 10.95	$ 8.55
Number of options, exercisable ending				42,667
Aggregate Intrinsic Value, Exercisable Ending
Number of Options, Expired
Aggregate Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending				42,667
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			95,007
Weighted Average Exercise Price, Outstanding Beginning			$ 12.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted			20,239
Weighted Average Exercise Price, Granted			$ 12.75
Number of Options, Exercised
Number of Options, Forfeited/Cancelled			(1,914)
Weighted Average Exercise Price, Forfeited			$ 18.30
Number of Options, Expired
Weighted Average Remaining Contractual Term, Granted			10 years
Number of options, forfeited/cancelled			1,914
Number of Options, Outstanding Ending			113,332	95,007
Weighted Average Exercise Price, Outstanding Ending			$ 12.45	$ 12.45
Weighted Average Remaining Contractual Term, Outstanding Ending			7 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending			$ 12.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			7 years 8 months 12 days
Weighted Average Exercise Price, Outstanding Ending			$ 12.45	$ 12.45
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending			113,332	95,007
Weighted Average Exercise Price, Exercisable Ending			$ 12.75
Number of options, exercisable ending			101,665
Aggregate Intrinsic Value, Exercisable Ending
Aggregate Intrinsic Value, Granted
Weighted Average Remaining Contractual Term, Forfeited			6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Intrinsic Value
Number of Options, Expired
Aggregate Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending			101,665
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			95,007	67,567	70,400
Weighted Average Exercise Price, Outstanding Beginning			$ 12.45	$ 14.40	$ 15.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					8 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted				44,113	13,333
Weighted Average Exercise Price, Granted				$ 10.50	$ 12.00
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited/Cancelled					(16,055)
Weighted Average Exercise Price, Forfeited					$ 17.40
Number of Options, Expired				(16,673)	(111)
Weighted Average Exercise Price, Expired				$ 15.15	$ 15.75
Weighted Average Remaining Contractual Term, Outstanding Ending				7 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding vested and Expected to vest Ending
Weighted Average Remaining Contractual Term, Granted				10 years
Aggregate Intrinsic Value, Outstanding Granted
Number of options, forfeited/cancelled					16,055
Weighted average remaining contractual term, expired				4 years 3 months 18 days
Number of Options, Outstanding Ending				95,007	67,567
Weighted Average Exercise Price, Outstanding Ending				$ 12.45	$ 14.40
Weighted Average Remaining Contractual Term, Outstanding Ending				8 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable Ending
Number of options, outstanding vested and expected to vest ending				95,007
Weighted Average Exercise Price, Exercisable Ending				$ 12.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding vested and Expected to vest Ending
Weighted Average Exercise Price, Outstanding Ending				$ 12.45	$ 14.40
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending				95,007	67,567
Weighted Average Exercise Price, Exercisable Ending				$ 12.45
Aggregate Intrinsic Value, Outstanding vested and Expected to vest Ending
Aggregate Intrinsic Value, Exercisable Ending
Number of Options, Expired				16,673	111
2017 Equity Plan and 2021 Equity Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted			1,538
2017 Equity Plan and 2021 Equity Plan [Member] | Non-qualified Stock Options [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			49,333
Weighted Average Exercise Price, Outstanding Beginning			$ 10.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 years 6 months
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted			1,538
Weighted Average Exercise Price, Granted			$ 9.75
Number of Options, Exercised
Number of Options, Forfeited/Cancelled
Number of Options, Expired
Weighted Average Remaining Contractual Term, Granted			10 years
Number of options, forfeited/cancelled
Number of Options, Outstanding Ending			50,871	49,333
Weighted Average Exercise Price, Outstanding Ending			$ 10.05	$ 10.05
Weighted Average Remaining Contractual Term, Outstanding Ending			6 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending			$ 10.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			6 years 9 months 18 days
Weighted Average Exercise Price, Outstanding Ending			$ 10.05	$ 10.05
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending			50,871	49,333
Weighted Average Exercise Price, Exercisable Ending			$ 10.05
Number of options, exercisable ending			50,871
Aggregate Intrinsic Value, Exercisable Ending
Aggregate Intrinsic Value, Granted
Number of Options, Expired
Aggregate Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending			50,871